Simple IRA	12 Months Ended
Dec. 31, 2011
Simple IRA [Abstract]
Simple IRA
(17)	Simple IRA

The Company has a Simple IRA Plan whereby substantially all employees participate in the Plan. Employees may contribute up to 15 percent of their compensation subject to certain limits based on federal tax laws. The Company makes matching contributions equal to the first 3% of an employee's compensation contributed to the Plan. Matching contributions vest to the employee immediately. For the years ended December 31, 2011 and 2010, expense attributable to the Plan amounted to $38,000 and $35,000, respectively. The Company's Simple IRA Plan was terminated effective January 1, 2012.